Significant Accounting Policies (Details) - Schedule of Net Revenue Segregated By Geographic Regions - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Total revenue	$ 6,962,241	$ 8,915,111
PRC [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Total revenue	6,026,009	6,724,804
Overseas [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Total revenue	$ 936,232	$ 2,190,307